Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

During 2018, a stockholder of the Company advanced $98,349 to the Company. During 2019, a stockholder of the Company advanced $53,754 to the Company. The advances bear no interest or maturity. The balance due to the stockholder is $200,111, as of December 31, 2019 (see Note 7A below).

During the year ended December 31, 2019, the Company accrued pay in the amount of $7,500 to its Chief Executive Officer and Chairman of the Board for his services during the year ended December 31, 2019. The total accounts payable of the Company to its Chief Executive Officer and Chairman of the Board for his services in 2018 and 2019 is $32,500 as of December 31, 2019. The account payable was compromised and converted to shares of the Company post-Share Exchange in conjunction with the Share Exchange. See Note 7 B. - Subsequent Events.